SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF COMPANY REPORTABLE SEGMENTS

Financial information relating to the Company’s reportable segments is as follows:

	December 31,
	2025	2024	2023
	(in thousands)
Sales to external customers:
Soft Wheat	$150,136	$215,090	$218,761
Durum Wheat	6,238	27,418	48,233
Couscous & Pasta	17,397	27,021	31,410
All other	2,717	4,694	3,550
Total	$176,488	$274,223	$301,954
Cost of sales (1)
Soft Wheat	$(134,749)	$(194,492)	$(194,453)
Durum Wheat	(6,923)	(29,150)	(47,465)
Couscous & Pasta	(13,912)	(19,397)	(28,649)
All other	(2,507)	(3,852)	(2,850)
Total	$(158,091)	$(246,891)	$(273,417)
Gross profit
Soft Wheat	$15,387	$20,598	$24,308
Durum Wheat	(685)	(1,732)	768
Couscous & Pasta	3,485	7,624	2,761
All other	210	842	700
Total	$18,397	$27,332	$28,537
Selling, general and administrative expenses (2)
Soft Wheat	$(13,009)	$(21,806)	$(22,020)
Durum Wheat	(1,753)	(264)	(332)
Couscous & Pasta	(1,348)	(9,236)	(1,095)
All other	(5,842)	(3,787)	(3,848)
Total	$(21,952)	$(35,093)	$(27,295)
Operating income (loss)
Soft Wheat	$2,378	$(1,208)	$2,288
Durum Wheat	(2,438)	(1,996)	436
Couscous & Pasta	2,137	(1,612)	1,666
All other	(5,632)	(2,945)	(3,148)
Total	$(3,555)	$(7,761)	$1,242

(1)	Primarily includes purchases of inventory, packaging, and other sales costs.

(2)	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and administrative costs.

SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT

Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2025	2024
	(in thousands)
Morocco	$86,981	$82,391
Burkina	9,269	8,269
Mali	7,049	6,508
Angola	3,997	4,016
Other	451	461
Total	$107,747	$101,645